[GE LOGO]

                   GE LIFESTYLE FUNDS, INC. GE STRATEGY FUNDS

                         SUPPLEMENT DATED MARCH 14, 2003
                      TO PROSPECTUS DATED JANUARY 29, 2003


         The following language and tables amend and replace the existing language and tables on pages 10-11 of the GE Strategy Funds' Prospectus:

GE STRATEGY                   FUND EXPENSES
FUNDS
PROSPECTUS

SHAREHOLDER FEES

The Funds impose no sales charge (load) on purchases or reinvested dividends, contingent deferred sales charge, redemption fee or exchange fee.

The figures below are based upon operating expenses anticipated to be incurred during the current fiscal year.

Accordingly, these figures may not be the same as figures that appear in the Annual Report dated September 30, 2002.

ANNUAL FUND
OPERATING
EXPENSES
(as a percentage of
average net assets)

                                                             GE CONSERVATIVE           GE MODERATE           GE AGGRESSIVE
                                                              STRATEGY FUND           STRATEGY FUND          STRATEGY FUND
MANAGEMENT FEES*                                                  0.20%                  0.20%                  0.20%

DISTRIBUTION AND SERVICE (12b-1) FEES                              None                   None                   None

UNDERLYING GE FUND EXPENSES**                                     0.91%                  1.00%                  1.07%

OTHER EXPENSES***                                                 0.06%                  0.03%                  0.02%

TOTAL ANNUAL FUND OPERATING EXPENSES                              1.17%                  1.23%                  1.29%

WAIVER AND/OR REIMBURSEMENT                                       0.06%                  0.03%                  0.02%

NET ANNUAL FUND OPERATING EXPENSES****                            1.11%                  1.20%                  1.27%

 *The nature of the services provided to, and the advisory and administration fees paid by, each Fund are further described under "How the Funds are Managed
 - About the Investment Adviser and Administrator."

 ** The "Underlying GE Fund Expenses" figures for each GE Strategy Fund are based upon its current target allocations to the underlying GE Funds and upon the total operating expenses of those underlying GE Funds without taking into consideration the current contractual fee waivers or expense limitations for the underlying GE Funds.

 *** "Other Expenses" include costs beyond those borne by GE Asset Management pursuant to each Fund's Investment Advisory and Administration Agreement. These other expenses, which are not included in the management fees, include: brokerage fees and commissions, fees and expenses of the Funds' independent trustees, transfer agency fees, interest, taxes and any extraordinary expenses.

****The fee table reflects contractual arrangements with GE Asset Management and the GE Strategy Funds to limit "Other Expenses" on an annualized basis through March 31, 2004. The fee table also reflects contractual arrangements with GE Asset Management to limit "Other Expenses" for certain underlying GE Funds on an annualized basis through March 31, 2004. Under these agreements, GE Asset Management has agreed to assume certain other operating expenses in order to maintain the GE Strategy Funds' and certain underlying GE Funds' net fund operating expenses at or below predetermined levels. Expenses borne by GE Asset Management relating to the underlying GE Funds may be reimbursed by the underlying GE Funds up to five years from the date the expense was incurred. A reimbursement payment will not be made if it would cause an underlying GE Fund to exceed its expense limit. To date, no reimbursement payments have been made by any underlying GE Fund.

THE IMPACT
OF FUND
EXPENSES

The following example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

Although actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming a 5% annual return and that the Fund's operating expenses remain the same.


                                                    YOU WOULD PAY THE FOLLOWING
EXAMPLE +                                     EXPENSES ON A $10,000 INVESTMENT,
                                                           ASSUMING REDEMPTION:

                                      1 YEAR          3 YEARS         5 YEARS        10 YEARS
GE CONSERVATIVE STRATEGY FUND        $     114       $     361       $     635       $  1,418

GE MODERATE STRATEGY FUND            $     122       $     384       $     669       $  1,481

GE AGGRESSIVE STRATEGY FUND          $     129       $     406       $     705       $  1,557

+ The expenses shown above for each Fund reflect GE Asset Management's agreement to reduce or otherwise limit the Fund's expenses for the first year of each period noted.

[GE LOGO]

                  GE LIFESTYLE FUNDS, INC. GE ALLOCATION FUNDS

                         SUPPLEMENT DATED MARCH 14, 2003
                      TO PROSPECTUS DATED JANUARY 29, 2003

         The following language and tables amend and replace the existing language and tables on pages 10-11 of the GE Allocation Funds' Prospectus:

GE ALLOCATION                               FUND EXPENSES
FUNDS
PROSPECTUS

SHAREHOLDER FEES

The Funds impose no sales charge (load) on purchases or reinvested dividends, contingent deferred sales charge, redemption fee or exchange fee.

The figures below are based upon operating expenses anticipated to be incurred during the current fiscal year.

Accordingly, these figures may not be the same as figures that appear in the Annual Report dated September 30, 2002.

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)

                                                          GE CONSERVATIVE            GE MODERATE           GE AGGRESSIVE
                                                          ALLOCATION FUND        ALLOCATION FUND         ALLOCATION FUND
MANAGEMENT FEES*                                                    0.20%                  0.20%                  0.20%

DISTRIBUTION AND SERVICE (12b-1) FEES                                None                   None                   None

UNDERLYING GE FUND EXPENSES**                                       0.67%                  0.75%                  0.83%

OTHER EXPENSES***                                                   0.13%                  0.01%                  0.01%

TOTAL ANNUAL FUND OPERATING EXPENSES                                1.00%                  0.96%                  1.04%

WAIVER AND/OR REIMBURSEMENT                                         0.13%                  0.01%                  0.01%

NET ANNUAL FUND OPERATING EXPENSES****                              0.87%                  0.95%                  1.03%


 *The nature of the services provided to, and the advisory and administration fees paid by, each Fund are further described under "How the Funds are Managed
 - About the Investment Adviser and Administrator."

 ** The "Underlying GE Fund Expenses" figures for each GE Allocation Fund are based upon its current target allocations to the underlying GE Funds and upon the total operating expenses of those underlying GE Funds without taking into consideration the current contractual fee waivers or expense limitations for the underlying GE Funds.

 *** "Other Expenses" include costs beyond those borne by GE Asset Management pursuant to each Fund's Investment Advisory and Administration Agreement. These other expenses, which are not included in the management fees, include: brokerage fees and commissions, fees and expenses of the Funds' independent trustees, transfer agency fees, interest, taxes and any extraordinary expenses.

 ****The fee table reflects contractual arrangements with GE Asset Management and the GE Allocation Funds to limit "Other Expenses" on an annualized basis through March 31, 2004. The fee table also reflects contractual arrangements with GE Asset Management to limit "Other Expenses" for certain underlying GE Funds on an annualized basis through March 31, 2004. Under these agreements, GE Asset Management has agreed to assume certain other operating expenses in order to maintain the GE Strategy Funds' and certain underlying GE Funds' net fund operating expenses at or below predetermined levels. Expenses borne by GE Asset Management relating to the underlying GE Funds may be reimbursed by the underlying GE Funds up to five years from the date the expense was incurred. A reimbursement payment will not be made if it would cause an underlying GE Fund to exceed its expense limit. To date, no reimbursement payments have been made by any underlying GE Fund.

THE IMPACT OF FUND
EXPENSES

The following example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. Although actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming a 5% annual return and that the Fund's operating expenses remain the same.

                                                     YOU WOULD PAY THE FOLLOWING
EXAMPLE +                                      EXPENSES ON A $10,000 INVESTMENT,
                                                            ASSUMING REDEMPTION:

                                         1 YEAR          3 YEARS         5 YEARS        10 YEARS
GE CONSERVATIVE ALLOCATION FUND          $   89          $  292          $  528          $1,204

GE MODERATE ALLOCATION FUND              $   97          $  306          $  533          $1,185

GE AGGRESSIVE ALLOCATION FUND            $  105          $  328          $  571          $1,268

+ The expenses shown above for each Fund reflect GE Asset Management's agreement to reduce or otherwise limit the Fund's expenses for the first year of each period noted.